Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Loss Before Income Tax	Loss before taxes is comprised as follows:
	Year Ended December 31,
	2025	2024	2023

Domestic (Israel)	$33,228	$28,567	$23,348
Foreign (USA)	936	413	448

	$34,164	$28,980	$23,796

Schedule of Deferred Tax Asset	The Company’s deferred tax assets are comprised of operating loss carryforwards and other temporary differences. Significant components of the Company’s deferred tax assets are as follows:
	December 31,
	2025	2024
Deferred tax assets:
Carryforward losses	$59,269	$45,753
Research and development expenses	5,511	4,249
Operating lease liabilities	416	505
Reserves and allowances	420	187

Deferred tax assets before valuation allowance	65,616	50,694
Valuation allowance	(65,230)	(50,166)

Total deferred tax assets	386	528

Deferred tax liabilities:
Operating lease ROU assets	(386)	(528)

Total deferred tax liabilities	(386)	(528)

Net deferred tax assets, net	$-	$-

Schedule of Reconciliation of Provision for Income Taxes

A reconciliation of the provision for income taxes to the amount computed by applying the 23% statutory Israeli income tax rate to income before income taxes after the adoption of ASU 2023-09 is as follows:

	Year Ended December 31, 2025
	USD In Thousands	Percent

Tax at Israeli Statutory Rate	(7,858)	23%
Changes in Valuation Allowances	7,044	21%
Nontaxable and Nondeductible Items
Share-based payment awards	1,040	3%
Other adjustments	(24)	0%
Foreign Tax Effects
USA
Othe adjustments	(197)	1%

Effective Tax Rate	$5	0%